Income Taxes - Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
(Loss) Income before tax
(Loss) gain on changes in the fair value of equity investments at FVTOCI	$ (42.3)	$ 26.1
Currency translation adjustment	(92.0)	(4.0)
Other comprehensive (loss) income, net of taxes	(134.3)	22.1
Tax recovery (expense)
(Loss) gain on changes in the fair value of equity investments at FVTOCI	5.6	(3.5)
Other comprehensive (loss) income, net of taxes	5.6	(3.5)
Income tax recovery (expense) in other comprehensive income	5.6	(3.5)
(Loss) Income after tax
(Loss) gain on changes in the fair value of equity investments at FVTOCI, net of income tax	(36.7)	22.6
Currency translation adjustment	(92.0)	(4.0)
Other comprehensive (loss) income, net of taxes	$ (128.7)	$ 18.6